CAPITAL STOCK (Details Narrative) - USD ($)																																																																3 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
	May 19, 2022	Apr. 29, 2022	Apr. 28, 2022	Apr. 27, 2022	Apr. 25, 2022	Apr. 19, 2022	Apr. 18, 2022	Mar. 24, 2022	Mar. 24, 2022	Mar. 21, 2022	Mar. 18, 2022	Feb. 23, 2022	Feb. 23, 2022	Feb. 10, 2022	Feb. 04, 2022	Feb. 02, 2022	Feb. 01, 2022	Jan. 31, 2022	Jan. 31, 2022	Jan. 20, 2022	Jan. 20, 2022	Jan. 20, 2022	Jan. 19, 2022	Jan. 11, 2022	Jan. 11, 2022	Jan. 10, 2022	Jan. 10, 2022	Jan. 06, 2022	Jan. 06, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 15, 2021	Dec. 08, 2021	Nov. 30, 2021	Nov. 15, 2021	Oct. 19, 2021	Oct. 15, 2021	Oct. 14, 2021	Oct. 06, 2021	Oct. 05, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Mar. 19, 2021	Feb. 17, 2021	Feb. 16, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Sep. 09, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Jan. 24, 2020	Jan. 22, 2020	Jun. 26, 2017	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 08, 2022	Mar. 25, 2022	Feb. 09, 2022	Jul. 11, 2021	Jul. 10, 2021	Jun. 03, 2020	Dec. 31, 2019	Aug. 23, 2017	Jul. 18, 2010
Class of Stock [Line Items]
Preferred stock par value																															$ 0.0001																																	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrants and Rights Outstanding, Term																																													5 years
Preferred stock, shares issued																															31,000																																	31,000			31,000	31,000	31,000	31,000
Preferred stock, shares outstanding																															31,000																																	31,000				31,000	31,000
Preferred stock authorizied																															5,000,000																																	5,000,000			2,000,000	5,000,000	5,000,000	2,000,000
Deferred compensation liability																															$ 92,546																																	$ 95,833			$ 86,307	$ 95,833	$ 92,546	$ 86,307
Common stock authorizied																															500,000,000																																	1,000,000,000			250,000,000	1,000,000,000	500,000,000	250,000,000
Number of shares issued to lenders																															6,802,721	5,714,286		2,082,128							4,512,497	7,823,177	1,000,000		4,629,964	8,300,345	14,700,000	6,000,000				10,000,000	1,769,447	10,000,000	4,000,000		262,481	4,000,000	892,592	2,000,000
Debt instrument face amount																															$ 39,167	$ 35,677										$ 41,000			$ 35,340	$ 64,554	$ 114,660	$ 60,000					$ 16,000		$ 24,000			$ 40,000	$ 7,000	$ 20,000									$ 39,167
Debt interest																																5,323		$ 18,000								3,062			774	189							494						726
Common stock excess amount																															28,860	19,000		7,610								114,748			72,690	98,774	120,540	123,600					23,357		24,000			20,000	17,852	52,800
Stock issued during the period																															68,027	60,000		25,610								158,810			108,804	163,517	235,200	183,600					41,051	$ 163,000	48,000			60,000	26,778	72,800
Liability reduction																															$ 39,167	$ 41,000		$ 18,000								$ 44,062			$ 36,114	$ 64,743	$ 114,660	$ 60,000					17,694		$ 24,000			$ 40,000	8,926	$ 20,000									$ 39,167
Fair value of compensation																																																																						$ 31,000
Common stock par value																															$ 0.0001																																	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued																															247,015,579									40,000,000																								468,266,754			129,836,060	468,266,754	247,015,579	129,836,060
Common stock, shares, outstanding																															247,015,579																																	468,266,754			129,836,060	468,266,754	247,015,579	129,836,060
Stock Issued During Period, Value, Issued for Services																																																																$ 13,446	$ 14,652	$ 29,850			$ 29,850
Debt Issuance Costs, Net																																																					$ 1,200						$ 1,200
Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued to lenders									9,142,857	12,605,042						8,805,111	7,722,008		6,265,664	8,000,000				5,714,286		5,714,286		9,070,295		5,673,765
Debt instrument face amount								$ 20,000	$ 20,000	$ 30,000		$ 30,000	$ 30,000	$ 20,000		$ 74,429				$ 25,571	$ 25,571	$ 25,571		$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 50,794	$ 50,794
Stock issued during the period									31,086	47,899						40,816	$ 44,788		$ 34,461			52,800		44,571		45,143		69,841		$ 56,738
Liability reduction								20,000	$ 20,000	$ 30,000						$ 76,604	$ 30,000	$ 25,000	25,000	69,600	$ 69,600	69,600		30,000	$ 30,000	30,000	$ 30,000	50,794	$ 50,794	$ 32,667
Common stock, shares, issued																																																																							15,660,000
Two Investors [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																																						2,298,852
Professional And Consulting Fee [Member]
Class of Stock [Line Items]
Number of shares issued to lenders				4,337,350
Stock issued during the period				$ 13,446
Shares issued for services				4,337,350
Two Thousand Twenty One Stock Option Incentive Plan [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Employee Stock Purchase Plans																																								40,000,000																												15,660,000
2021 Stock Option Incentive Plan [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																																								4,000,000
Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights description																																																																				Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.	Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote.
Common stock authorizied														1,000,000,000																																																											500,000,000	500,000,000	250,000,000
Stock Issued During Period, Shares, Employee Stock Purchase Plans																																																																						1,020,000
Number of shares issued to lenders																																													4,344,595		7,225,972	4,000,000
Debt instrument face amount																																													$ 33,888		$ 51,369	$ 40,000
Debt interest																																													68,210		658
Common stock excess amount																																													102,098		63,589	83,600
Stock issued during the period																																													4,344,595		115,616	123,600
Liability reduction																																													$ 33,888		$ 52,027	$ 40,000
Shares issued for services																																																																4,337,350	2,220,000	750,000			750,000
Fair value of compensation
Stock Issued During Period, Value, Issued for Services																																																																$ 434	$ 222	$ 75			$ 75
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued to lenders									14,285,714	8,403,361			10,084,034	6,606,111		6,802,721
Debt instrument face amount								34,000	$ 34,000	$ 20,000						$ 25,000
Stock issued during the period													$ 47,395	$ 28,406		34,014
Liability reduction												$ 30,000	30,000	$ 20,000		$ 25,000
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorizied																																																																										5,000,000	2,000,000
Common Stock One [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																																																2,500,000
Debt instrument face amount																																																$ 25,000
Common stock excess amount																																																51,500
Stock issued during the period																																																76,500
Liability reduction																																																$ 25,000
Common Stock One [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																8,163,265
Debt instrument face amount																$ 30,000
Stock issued during the period									48,571	31,933
Liability reduction								$ 34,000	34,000	$ 20,000						$ 30,000
Bill Edmonds [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																							11,000,000
Share issued for compensation																																							2,000,000
Fair value of compensation																																							$ 48,000
Number of stock shares restricted																																																		766,379
Stock Issued During Period, Value, Issued for Services																																							$ 2,000,000
Noteholder [Member]
Class of Stock [Line Items]
Number of shares issued to lenders	6,748,328	6,000,000	11,065,760		9,070,295	15,419,501	9,291,521	14,285,714		8,403,361	12,605,042	10,084,034		6,606,111		8,163,265	7,722,008	6,265,664			8,000,000				5,714,286		5,714,286		9,070,295	5,673,765	6,802,721	5,714,286	4,264,392	2,082,128	3,000,000									1,000,000
Debt instrument face amount	$ 11,101	$ 13,020	$ 24,400		$ 20,000	$ 34,000	$ 20,000	$ 34,000	34,000	$ 20,000	$ 30,000	$ 30,000	30,000	$ 20,000		$ 30,000	$ 30,000	$ 25,000	25,000	25,571	$ 25,571	25,571		30,000	$ 30,000	30,000	$ 30,000	50,794	$ 50,794	$ 20,000	$ 39,167	$ 35,677																																					39,167
Debt interest																					12,000									12,667		5,323	$ 31,343	$ 18,000	$ 30,000
Common stock excess amount	6,445	6,180	9,904		10,839	30,762	19,024	14,571		11,933	16,639	17,395		8,406		10,816	14,788	9,461			15,229				14,571		14,571		19,048	24,071	28,860	19,000	17,697	7,610	27,000
Stock issued during the period	17,546	19,200	34,304		30,839	64,762	39,024	48,571		31,933	46,639	47,395		28,406		40,816	44,788	34,461			52,800				44,571		44,571		69,841	56,738	68,027	60,000	49,041	25,610	57,000
Liability reduction	$ 11,101	$ 13,020	$ 24,400		$ 20,000	$ 34,000	$ 20,000	$ 34,000	34,000	$ 20,000	$ 30,000	$ 30,000	$ 30,000	$ 20,000		$ 30,000	$ 30,000	$ 25,000	$ 25,000	$ 25,571	$ 25,571	$ 25,571		$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 50,794	$ 50,794	$ 20,000	$ 39,167	$ 41,000	$ 31,343	$ 18,000	$ 30,000																																		$ 39,167
David Bradford [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																							5,000,000
Share issued for compensation																																							6,000,000
Fair value of compensation																																							$ 144,000
Stock Issued During Period, Value, Issued for Services																																							$ 6,000,000
Lloyd Spencer [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																					2,040,000		5,000,000
Share issued for compensation																																							2,000,000	4,000,000
Fair value of compensation																																							$ 48,000	$ 98,000
Number of stock shares restricted																																																		1,616,379
Shares vested																																																																			850,000			766,379
Stock Issued During Period, Value, Issued for Services																																							$ 2,000,000
Employees [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																							1,000,000														100,000
Shares issued for services																																					300,000
Consultant [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																					2,220,000
Number of stock shares restricted																																																	750,000
Noteholder One [Member]
Class of Stock [Line Items]
Number of shares issued to lenders								9,142,857								6,802,721																	2,448,980		1,800,000
Debt instrument face amount								$ 20,000	20,000							$ 25,000
Debt interest																																	$ 18,000		$ 18,000
Common stock excess amount								11,086								9,014																	10,163		16,200
Stock issued during the period								31,086								34,014																	28,163		34,200
Liability reduction								$ 20,000	$ 20,000							$ 25,000																	$ 18,000		$ 18,000
Noteholder Two [Member]
Class of Stock [Line Items]
Number of shares issued to lenders															8,805,011
Debt instrument face amount															$ 74,429
Debt interest															30,404
Stock issued during the period															44,025
Liability reduction															$ 74,429
Jeremy Lyell [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																																				2,000,000
Three Employees [Member]
Class of Stock [Line Items]
Shares issued for services																																					300,000
Employee Three [Member]
Class of Stock [Line Items]
Shares issued for services																																					100,000
Warrant Holder [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																																									4,512,497
Board of Directors [Member]
Class of Stock [Line Items]
Shares vested																																																																						766,379
Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of stock shares restricted																																																		1,616,379
Chief Financial Officer [Member]
Class of Stock [Line Items]
Number of stock shares restricted																																																		766,379
Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock authorizied																																																																								1,000,000,000
Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock authorizied																																																																								500,000,000
Conversion Agreement [Member] | Maximum [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																														$ 0.30
Conversion Agreement [Member] | Minimum [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																														0.20
Conversion Agreement [Member] | Saint James Capital Management LLC [Member]
Class of Stock [Line Items]
Number of shares converted																																																															2,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																															5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																															$ 0.30
Warrants and Rights Outstanding, Term																																																															3 years
Conversion Agreement [Member] | Saint James Capital Management LLC [Member] | Maximum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																															$ 0.30
Conversion Agreement [Member] | Saint James Capital Management LLC [Member] | Minimum [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																														$ 0.20
Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock authorizied																																																																										5,000,000	2,000,000
Common stock authorizied																																																																										500,000,000	250,000,000
Number of shares issued to lenders																																																			2,000,000
Asset Purchase Agreement [Member] | Amwaste Inc [Member]
Class of Stock [Line Items]
Number of stock shares restricted																																																			2,000,000
Note Purchase Agreement [Member] | Two Investors [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																																						2,298,852
Employment Agreement [Member] | Lloyd Spencer [Member]
Class of Stock [Line Items]
Number of shares issued to lenders																																																								1,020,000					840,000
Stock issued during the period																																																								$ 18,768					$ 33,600
Employment Agreement [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Shares vested																																																																			850,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value																																																																															$ 0.0001
Preferred stock voting rights description																																																																				The holders of Series A shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.	The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																															0																																	0				0	0
Preferred stock, shares outstanding																															0																																	0			0	0	0	0							0
Series A Preferred Stock [Member] | Conversion Agreement [Member] | Saint James [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																															5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																															$ 0.30
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value																																																														$ 0.0001
Preferred stock authorizied																																																														100,000
Conversion description																																																														The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.
Series B Convertible Preferred Stock [Member] | Bill Edmonds [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																																																														25,000														6,000
Deferred compensation liability																																																														$ 25,000
Loans payable																																																																												$ 6,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																															31,000																																	31,000			31,000	31,000	31,000	31,000
Preferred stock, shares outstanding																															31,000																																	31,000			31,000	31,000	31,000	31,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Share issued for compensation																																																																						31,000
Fair value of compensation																																																																						$ 31,000
Stock Issued During Period, Value, Issued for Services